CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Total Bona Film Group Limited's equity	Ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated profit (deficit)	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2010	$ 160,072,166	$ 157,969,756	$ 14,675	$ 165,975,336	$ 1,975,715	$ (12,030,124)	$ 2,034,154	$ 2,102,410
Balance (in shares) at Dec. 31, 2010			29,349,481
Increase (Decrease) in Stockholders' Equity
Initial Public Offering cost	(350,000)	(350,000)		(350,000)
Exercise of options	247,387	247,387	20	247,367
Exercise of options (in shares)			39,608
Net income (loss)	14,572,376	14,432,081				14,432,081		140,295
Share-based compensation expenses	3,647,144	3,647,144		3,647,144
Transfer to statutory reserves					69,155	(69,155)
Foreign currency translation adjustments	3,449,951	3,402,151					3,402,151	47,800
Noncontrolling interests resulted from acquisition of movie theaters	1,155,121							1,155,121
Balance at Dec. 31, 2011	182,794,145	179,348,519	14,695	169,519,847	2,044,870	2,332,802	5,436,305	3,445,626
Balance (in shares) at Dec. 31, 2011			29,389,089
Increase (Decrease) in Stockholders' Equity
Exercise of options	1,811,901	1,811,901	174	1,811,727
Exercise of options (in shares)			348,168
Net income (loss)	(1,568,382)	(1,283,882)				(1,283,882)		(284,500)
Share-based compensation expenses	4,803,163	4,803,163		4,803,163
Transfer to statutory reserves					498,402	(498,402)
Foreign currency translation adjustments	1,030,733	1,028,785					1,028,785	1,948
Capital contribution by noncontrolling shareholders (Note 25)	774,030							774,030
Balance at Dec. 31, 2012	189,645,590	185,708,486	14,869	176,134,737	2,543,272	550,518	6,465,090	3,937,104
Balance (in shares) at Dec. 31, 2012	29,737,257		29,737,257
Increase (Decrease) in Stockholders' Equity
Exercise of options	2,349,855	2,349,855	211	2,349,644
Exercise of options (in shares)			422,978
Net income (loss)	4,522,474	5,656,266				5,656,266		(1,133,792)
Share-based compensation expenses	3,958,407	3,958,407		3,958,407
Transfer to statutory reserves					990,613	(990,613)
Foreign currency translation adjustments	3,057,062	3,047,847					3,047,847	9,215
Acquisition of noncontrolling interests (Note 25)	(726,189)	338,775		338,775				(1,064,964)
Capital contribution by noncontrolling shareholders (Note 25)	48,210							48,210
Balance at Dec. 31, 2013	$ 202,855,409	$ 201,059,636	$ 15,080	$ 182,781,563	$ 3,533,885	$ 5,216,171	$ 9,512,937	$ 1,795,773
Balance (in shares) at Dec. 31, 2013	30,160,235		30,160,235